MERRILL LYNCH
SENIOR FLOATING
RATE FUND, INC.









FUND LOGO









Quarterly Report

May 30, 1997






Officers and Directors
Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
R. Douglas Henderson, Vice President
Gerald M. Richard, Treasurer
Patrick D. Sweeney, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863








This report, including the financial information herein, is transmitted to the shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Senior Floating
Rate Fund, Inc.
Box 9011
Princeton, NJ
08543-9011





Merrill Lynch Senior Floating Rate Fund, Inc.


DEAR SHAREHOLDER


During the majority of the three-month period ended May 31, 1997, Merrill Lynch Senior Floating Rate Fund, Inc. was invested in an environment of moderate-to-strong economic growth with little sign of inflation. Strong fourth-quarter 1996 growth, which continued into 1997, led the Federal Reserve Board to raise the target Federal Funds rate for the first time in over a year. The 25 basis point (0.25%) tightening led to a correction in the US equity and fixed-income markets by the end of the three-month period ended May 31, 1997.

At May 31, 1997, over 98% of the Fund's investments in corporate loans were accruing interest at a spread above the London Interbank Offered Rate (LIBOR), the rate that major international banks charge each other for dollar-denominated deposits outside the United
States. LIBOR has historically tracked very closely with other short-term interest rates in the United States, particularly the Federal Funds rate. A steady inflow of cash from new subscriptions was offset by an increase in LIBOR after the last Federal Reserve Board tightening and the reduction of the Fund's cash position as it became more fully invested during the three-month period.

Three-month LIBOR traded in a relatively narrow range of 5.75%-- 5.85% during the three months ended May 31, 1997. The average LIBOR reset on the Fund's investments was 42 days at May 31, 1997. The yield typically reflects any sustained decrease, or increase, in short-term interest rates within a one-month--two-month period, depending on the Fund's cash position.

Fund Performance
With this interest rate environment and economic growth as a backdrop, Merrill Lynch Senior Floating Rate Fund, Inc. finished the three-month period ended May 31, 1997 with approximately 92.8%, or $2.8 billion out of $2.9 billion, of its net assets committed for investment in corporate loan interests. Unfunded closed commitments, primarily revolving credits, were $290.9 million. Assets not invested in loan interests were invested in high-quality, short-term securities. Net of trades not yet closed, the Fund had $2.6 million or 83.4% of its net assets, invested in corporate loan interests.

The Fund's effective net annualized yield for the quarter ended May 31, 1997 was 6.81%, compared to a yield of 6.24% for the same period of the prior year. The positive effect on the Fund's yield of being more fully invested during the May quarter was partially offset by an increase in net assets during the period as new subscriptions continued at a steady pace. The Fund's net asset value continued to remain relatively stable throughout the May quarter. During the three-month period ended May 31, 1997, the Fund earned $0.170 per share income dividends, representing a net annualized yield of 6.81%, based on a month-end per share net asset value of $10.00. The Fund's total investment return was +1.91%, based on a $0.02 change in per share net asset value from $9.98 to $10.00, and assuming reinvestment of $0.171 per share income dividends. Since inception (November 3, 1989) through May 31, 1997, the Fund's total investment return was +68.64%, based on an unchanged per share net asset value of $10.00, and assuming reinvestment of $5.233 per share income dividends.

Investment Activities
The Fund's investment strategy during the three months ended May 31, 1997 remained unchanged: to invest in leveraged transactions in which the borrowers have strong market shares, experienced managements, consistent cashflows and appropriate risk/ reward in the form of its floating rate spread over the prime rate or LIBOR. In addition, we look for companies with significant underlying asset and franchise value, strong capital structures, and equity sponsors that support their investments. The Fund's three largest positions, Riverwood International Corp., Jefferson Smurfit Company/Container Corp. of America and Federated Department Stores Inc. are examples of this strategy. We believe the advantages of adhering to this strategy are borne out by both the relative stability of Fund's net asset value and the continued flexibility of our borrowers as they access the capital markets.

In our opinion, a stable economy and relatively low cost of carry for debt helped maintain reasonably strong credit fundamentals in the bank loan market. In most industries, including cyclicals, prices remained firm based on strong underlying collateral value, as well as an absence of sellers, as investors were reluctant to part with high-coupon senior secured paper that they could not replace. A strong economy and relatively low interest rates support solid credit fundamentals among many issuers in the high-yield bond and loan markets. US gross domestic product growth of 3.4% for 1996 and expectations for over 3.0% in 1997 suggest most high-yield companies may continue to report improving profitability as the year progresses. Exceptions may be cyclical industries such as paper and steel, which are experiencing ongoing product price pressures, and discount and home improvement retailers, which are having trouble against well-capitalized sectors. Supermarkets and drug retailers are offsetting the benefits of upgraded service and operational efficiencies against intense competition, leading to significant tiering among issuers in these sectors. Media/communications sectors, an increasingly important part of the high-yield and bank loan markets, continues to grow as an overall percentage of the portfolio as companies build out their systems.

The high-yield loan market experienced strong demand during the three months ended May 31, 1997, resulting in limited supply and lower yield spreads over LIBOR. Inflows continue unabated, attracted by low volatility and attractive relative value compared to bonds. Fueled primarily by high-profile refinancings, leveraged loans totaled over $24 billion for the first quarter of 1997, approaching levels generated in the first half of 1996 and slightly off the pace set in the second half of 1996. With a relatively light forward calendar of large new leveraged deals priced at LIBOR +2.5% or better, outstanding paper was strongly bid in the secondary with little offered by the end of May. With new investors, such as selected high-yield mutual funds and collateralized loan obligations, coming into the market as new buyers, there was heavy pressure on upfront fees. In addition, there were many cases in which the upfront fee was paid by the buyer of the loan. As new transactions came to market, they were quickly over-subscribed with allocations often ranging from 20%--30% of original commitments. This supply/demand imbalance was exacerbated by the loss of loan product to the high-yield market.

Existing loan investors are increasing allocations and/or attracting new money. New issuance, despite growing over 30% to over $130.0 billion in 1996, cannot satisfy growing demand. Despite record fundraising efforts in 1997, equity sponsors, a major source of leveraged loan supply, are cautious because of lofty equity prices and buyout multiples. In addition, it appears other potential high-yield borrowers are turning to the bond market in order to lock in attractively priced long-term money.

As evidenced by the number of investments in the Fund, we became more diversified by sector and by actual number of issuers during the three-month period ended May 31, 1997. This is in part by design in order to lessen credit exposure to any one name. In addition, it is also the result of the number of investors in the market today. This resulted in smaller allocations in our market, continued strong demand and liquidity. We expect these trends to continue for the foreseeable future.

During the May 31, 1997 quarter, we were faced with the challenge of staying fully invested in a market characterized by numerous refinancings driven by the extremely strong public debt and equity markets. In the last three months, these included Marcus Cable Operating Co., Dade International, Inc., Journal News Co., Smiths Food & Drug Centers Inc., and UCAR International Inc. We continued to be selective in the Fund's investment in new leveraged transactions coming to the market during the course of the last three months. Examples included Evergreen Media Corp., Rexene Chemical Corporation, American Radio Systems Corp. and Von Hoffman Press Inc. Merger and acquisition financings included CS Brooks, Huntsman Corp., Outdoor Systems, Inc. and Prime Succession International Group. The Fund purchased over $517.8 million in loans in the primary market and over $304.5 million in the secondary market. This was offset by the sale of $67.5 million in investments and the full or partial prepayment of over $359.4 million during the quarter.

As of May 31, 1997, the Fund was invested in 173 different borrowers representing 39 different industries. The largest industry concentrations were: paper products, 10.9% of net assets; telephone communications services, 6.2%; printing and publishing, 5.9%; health services, 5.6%; broadcast--radio & TV, 5.4%; and cable television services, 5.4%. The average loan size was $14.9 million, or 0.47% of net assets. The largest individual credit exposures were Riverwood International Corp., 3.2% of net assets; Jefferson Smurfit Company/Container Corp. of America, 3.0%; Federated Department Stores Inc., 2.9%; Sprint Spectrum, 2.7%; Marcus Cable Operating Co., 2.6%; and Huntsman Chemical Corp., 2.5%.

The Fund completed its latest quarterly tender offer on April 15, 1997 with 115.3 million shares tendered and accepted for repurchase. The next tender began on June 17, 1997 and will conclude July 15, 1997. The Fund remains open for new shareholder purchases.

In Conclusion
We thank you for your investment in Merrill Lynch Senior Floating
Rate Fund, Inc. and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(R. Douglas Henderson)
R. Douglas Henderson
Vice President and Portfolio Manager



July 11, 1997




SCHEDULE OF INVESTMENTS                                                                                     (in Thousands)
                        Face                                                Loan         S&P   Moody's  Stated
Industries             Amount         Borrower                              Type        Rating Rating  Maturity    Value

                               Senior Secured Floating Rate Loan Interests*
                                                                                                   >
Advertising--         $   893  Katz Media Corporation                      Reducing
0.5%                                                                       Revolver       NR++  Ba3    9/30/03  $      892
                        2,143  Katz Media Corporation                      Term           NR++  Ba3    9/30/03       2,145
                        6,667  Katz Media Corporation                      Term B         NR++  Ba3   12/31/04       6,692
                        3,325  Outdoor Systems, Inc.                       Canadian
                                                                           Term B         NR++  Ba2   12/31/03       3,327
                          825  Outdoor Systems, Inc.                       Term B         NR++  Ba2   12/31/03         826

                               Total Advertising (Cost--$13,748)                                                    13,882

Aircraft & Parts--      5,060  Aerostructures Hamble Holdings PLC          Term B         NR++  NR++   9/30/03       5,092
2.3%                    1,840  Aerostructures Hamble Holdings PLC          Term C         NR++  NR++   9/30/04       1,852
                       10,435  Alliant Techsystems, Inc.                   Term           NR++  Ba2    3/15/01      10,435
                        4,975  Banner Industries, Inc.                     Term B         NR++  NR++   6/30/03       4,966
                        7,500  Evergreen International Aviation, Inc.      Term B         NR++  NR++   5/31/03       7,467
                       25,000  Gulfstream Aerospace Corp.                  Term           NR++  NR++   9/30/02      25,031
                        4,987  Mag Aerospace                               Term B         NR++  NR++  12/06/01       4,969
                        3,155  Technetics                                  Term A         NR++  NR++   6/20/02       3,145
                        5,000  Tri Star Inc.                               Term           NR++  NR++   9/30/03       4,944

                               Total Aircraft & Parts (Cost--$67,704)                                               67,901




SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                        Face                                                Loan         S&P   Moody's  Stated
Industries             Amount         Borrower                              Type        Rating Rating  Maturity    Value

                               Senior Secured Floating Rate Loan Interests*
                                                                                                   >
Amusement &           $ 5,000  24 Hour Fitness                             Term B         NR++  NR++  12/31/00  $    4,975
Recreational           31,254  AMF Group, Inc.                             Axel A         NR++  Ba3    3/31/03      31,645
Services--4.7%         19,853  AMF Group, Inc.                             Axel B         NR++  Ba3    3/31/04      20,151
                        4,041  AMF Group, Inc.                             Term           NR++  Ba3    3/31/02       4,045
                        4,125  Amfac Parks, Inc.                           Term B         NR++  NR++   9/30/02       4,102
                        4,000  KSL Recreation Group, Inc.                  Term A         NR++  NR++   4/30/05       4,040
                        4,000  KSL Recreation Group, Inc.                  Term B         NR++  NR++   4/30/06       4,040
                        4,804  Kerastotes                                  Revolving
                                                                           Credit         NR++  NR++  12/31/03       4,768
                        3,686  Kerastotes                                  Term           NR++  NR++  12/31/04       3,668
                       14,925  Metro Goldwyn Mayer Co.                     Term B         NR++  B1     3/31/04      14,962
                        4,500  Moovies Inc.                                Term A         NR++  NR++   3/31/02       4,500
                        4,438  Orion Pictures Corp.                        Term           NR++  Ba2   12/31/00       4,432
                        1,979  Six Flags Entertainment Corp.               Revolving
                                                                           Credit         NR++  Ba3   10/28/01       1,981
                        5,496  Six Flags Entertainment Corp.               Term A         NR++  Ba3   10/28/01       5,500
                       17,473  Six Flags Entertainment Corp.               Term B         NR++  Ba3    6/23/03      17,605
                        7,500  Vail Corporation                            Term B         NR++  NR++   4/15/04       7,519

                               Total Amusement & Recreational Services (Cost--$136,843)                            137,933

Apparel--1.2%           4,655  CS Brooks Canada                            Axel A         NR++  NR++   6/30/02       4,632
                       10,345  CS Brooks Canada                            Axel B         NR++  NR++   6/30/01      10,293
                        9,507  Humphreys Inc.                              Term B         NR++  NR++   1/15/03       9,507
                        5,000  Renfro Corp.                                Term B         NR++  NR++   1/15/03       4,994
                        6,300  William Carter Co. (The)                    Term           BB-   Ba3   10/31/03       6,300

                               Total Apparel (Cost--$35,687)                                                        35,726

Automotive              4,000  American Bumper                             Term B         NR++  NR++  10/31/02       4,015
Equipment--2.2%        24,048  Collins & Aikman Corp.                      Term B         B+    B1    12/31/02      24,109
                        4,710  Hayes Wheels International, Inc.            Term B         BB-   B1     7/31/03       4,734
                        3,768  Hayes Wheels International, Inc.            Term C         BB-   B1     7/31/04       3,787
                        2,917  Johnstown America Industrial Inc.           Term A         NR++  B1     3/31/02       2,840
                       19,167  Johnstown America Industrial Inc.           Term B         NR++  B1     3/31/03      18,760
                        5,000  Safelite Glass Corp.                        Term B         BB-   Ba3   12/20/04       5,031

                               Total Automotive Equipment (Cost--$63,341)                                           63,276

Broadcast--             5,707  American Radio Systems Corp.                Revolving
Radio & TV--                                                               Credit         B+    Ba2   12/31/04       5,701
5.4%                    4,070  Benedek Broadcasting Corp.                  Axel A         B+    Ba3    5/01/01       4,060
                        4,220  Benedek Broadcasting Corp.                  Axel B         B+    Ba3   11/01/02       4,209
                        4,823  Chancellor Broadcasting, Inc.               Term A         NR++  Ba2    1/31/03       4,823
                        1,153  Chancellor Broadcasting, Inc.               Term B         NR++  Ba2    1/31/03       1,153
                        5,000  Citicasters Inc. (Jacor)                    Term B         BB-   Ba2    9/17/04       4,994
                        5,614  Evergreen Media Corp.                       Revolving
                                                                           Credit         NR++  NR++   6/30/05       5,593
                       53,571  Evergreen Media Corp.                       Term           NR++  NR++   6/30/05      53,488
                        8,261  Latin Communications                        Term           NR++  NR++   3/31/04       8,235
                       10,000  Sinclair Broadcasting Group Inc.            Term B         NR++  Ba3   12/31/04      10,000
                        9,336  Sullivan Broadcasting                       Term B         NR++  Ba3   12/31/03       9,342
                       46,682  Viacom, Inc.                                Term           NR++  NR++   7/01/02      46,682

                               Total Broadcast--Radio & TV (Cost--$158,031)                                        158,280

Building &              4,487  Fenway Holdings, Inc.                       Term B         NR++  NR++   9/15/02       4,439
Construction--0.2%

                               Total Building & Construction (Cost--$4,460)                                          4,439




SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                        Face                                                Loan         S&P   Moody's  Stated
Industries             Amount         Borrower                              Type        Rating Rating  Maturity    Value

                               Senior Secured Floating Rate Loan Interests*
                                                                                                   >
Building              $ 9,124  Dal Tile International Inc.                 Revolving
Materials--2.4%                                                            Credit         NR++  NR++  12/31/02  $    9,114
                       10,190  Dal Tile International Inc.                 Term           NR++  NR++  12/31/02      10,187
                        9,950  Euramax Holdings                            Term B         NR++  Ba3    9/30/03       9,932
                       29,900  National Gypsum Co.                         Term B         NR++  Ba3    9/20/03      30,021
                        9,792  Walter Industrials, Inc.                    Term B         NR++  NR++   2/22/03       9,810

                               Total Building Materials (Cost--$68,828)                                             69,064

Cable TV                6,000  Cablevision of Ohio                         Term           NR++  NR++  12/31/05       5,985
Services--5.4%         24,375  Chelsea Communications                      Term           NR++  NR++   9/30/04      24,398
                       17,081  Classic Cable Inc.                          Term B         NR++  B1     6/30/05      16,568
                       18,715  Coaxial Communications                      Term B         NR++  NR++  12/31/99      18,528
                        5,000  FrontierVision Operating Partners L.P.      Term B         NR++  Ba3    6/30/05       4,997
                       10,000  Intermedia Communications, Inc.             Term           NR++  Ba3    1/01/05      10,025
                        2,146  Marcus Cable Operating Co.                  Revolving
                                                                           Credit         NR++  NR++   4/30/14       2,135
                       30,625  Marcus Cable Operating Co.                  Term A         NR++  NR++  12/31/02      30,644
                       35,750  Marcus Cable Operating Co.                  Term B         NR++  NR++   4/30/04      35,951
                       10,000  Triax Midwest                               Term B         NR++  NR++   6/30/05       9,997

                               Total Cable TV Services (Cost--$158,849)                                            159,228

Chemicals--5.2%         9,111  Cedar Chemical                              Term B         NR++  NR++  10/31/03       9,088
                        5,000  Exide Corporation                           Term B         NR++  NR++   6/15/01       5,000
                        3,148  HSC Holdings                                Revolving
                                                                           Credit         NR++  NR++  12/31/99       3,141
                        3,379  HSC Holdings                                Term           NR++  NR++  12/31/99       3,363
                        2,911  Harris Specialty Chemicals                  Revolving
                                                                           Credit         NR++  NR++  12/30/01       2,904
                          221  Harris Specialty Chemicals                  Term A         NR++  NR++  12/30/00         221
                          228  Harris Specialty Chemicals                  Term A         NR++  NR++  12/30/01         228
                        3,076  Harris Specialty Chemicals                  Term B         NR++  NR++  12/30/01       3,069
                        5,808  Huntsman Corp.                              Revolving
                                                                           Credit         NR++  NR++  12/31/02       5,768
                       31,161  Huntsman Corp.                              Term           NR++  NR++  12/31/02      31,054
                       11,973  Huntsman Corp.                              Term A         NR++  NR++  12/31/02      11,946
                        5,000  Huntsman Corp.                              Term B         NR++  NR++   3/15/02       5,053
                       15,000  Huntsman Corp.                              Term B         NR++  NR++   9/30/03      15,000
                        5,000  Huntsman Corp.                              Term C         NR++  NR++   3/15/02       5,053
                        5,000  Hydrochem                                   Term B         NR++  NR++   7/01/02       5,000
                        2,340  Rexene Chemical Corporation                 Revolving
                                                                           Credit         NR++  NR++   3/31/04       2,347
                       10,660  Rexene Chemical Corporation                 Term B         NR++  NR++   3/31/04      10,713
                       24,183  Sterling Chemicals, Inc.                    Term B         NR++  Ba3    9/30/04      24,168
                        6,883  Texas Petrochemicals Corp.                  Term B         NR++  Ba3    6/30/04       6,866
                        1,056  Thoro World Systems, Inc.                   Term A         NR++  NR++  12/30/00       1,054
                        1,435  Thoro World Systems, Inc.                   Term B         NR++  NR++  12/30/01       1,431

                               Total Chemicals (Cost--$152,173)                                                    152,467

Computer-Related        7,000  Anacomp, Inc.                               Term           NR++  B2     3/31/01       7,053
Services &              7,458  Fairchild Semiconductors Corp.              Term B         NR++  NR++   2/28/03       7,514
Products--1.1%         12,469  Phase Metrics                               Term B         NR++  NR++  11/12/01      12,406
                        5,000  Triad Systems Corp.                         Term           NR++  NR++   2/27/03       4,975

                               Total Computer-Related Services & Products (Cost--$31,788)                           31,948

SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                        Face                                                Loan         S&P   Moody's  Stated
Industries             Amount         Borrower                              Type        Rating Rating  Maturity    Value

                               Senior Secured Floating Rate Loan Interests*
                                                                                                   >
Consumer              $ 1,300  E & S Holdings Corp.                        Revolving
Products--1.7%                                                             Credit         NR++  B1     9/30/03  $    1,300
                        2,059  E & S Holdings Corp.                        Term           NR++  B1     9/30/03       2,066
                       32,065  Playtex Family Products Inc.                Term A         NR++  Ba2    6/30/02      32,005
                        7,232  RTI Funding Corp. (Ritvik Toys)             Term B         NR++  NR++   2/07/03       7,259
                        7,232  RTI Funding Corp. (Ritvik Toys)             Term C         NR++  NR++   2/07/04       7,259

                               Total Consumer Products (Cost--$49,638)                                              49,889

Diversified             7,117  Im Acquisition                              Term B         NR++  NR++   6/30/03       7,137
Manufacturing--         5,535  Im Acquisition                              Term C         NR++  NR++   6/30/04       5,551
1.0%                    3,669  IMO Industries, Inc.                        Revolving
                                                                           Credit         NR++  B1     4/30/01       3,628
                        2,308  IMO Industries, Inc.                        Term A         NR++  B1     4/30/01       2,287
                        1,831  IMO Industries, Inc.                        Term B         NR++  B1     4/30/01       1,816
                        7,560  Thermadyne Industries, Inc.                 Revolving
                                                                           Credit         NR++  Ba3    6/30/01       7,558

                               Total Diversified Manufacturing (Cost--$27,991)                                      27,977

Drilling--0.3%          4,713  IRI International                           Term A         NR++  NR++   3/31/02       4,727
                        4,862  Rigco North America                         Term           NR++  NR++   9/30/98       4,911

                               Total Drilling (Cost--$9,541)                                                         9,638

Drug/Proprietary          205  Duane Reade Co.                             Term A         NR++  NR++   9/30/98         204
Stores--0.3%           10,000  Duane Reade Co.                             Term B         NR++  NR++   9/30/98       9,981

                               Total Drug/Proprietary Stores (Cost--$10,152)                                        10,185

Electronics/           20,900  Berg Electronics Inc.                       Term           NR++  Ba3   12/31/02      20,874
Electrical              3,000  Circo Craft Co. (Viasystems)                Term B         NR++  NR++   6/30/04       3,011
Components--2.5%        3,000  Circo Craft Co. (Viasystems)                Term C         NR++  NR++   6/30/05       3,011
                        5,567  Communications & Power Industries Inc.      Term B         NR++  NR++   8/11/02       5,581
                        4,290  Details, Inc.                               Term A         NR++  NR++   1/31/01       4,277
                        1,725  Dictaphone Corp.                            Revolving
                                                                           Credit         B+    B1     3/31/01       1,688
                        2,996  Dictaphone Corp.                            Term A         B+    B1     3/31/01       2,956
                        9,903  International Wire Group, Inc.              Term B         NR++  NR++   9/30/02       9,956
                        9,930  International Wire Group, Inc.              Term C         NR++  NR++   9/30/03       9,982
                        1,375  L-3 Communications Corp.                    Term A         NR++  NR++   3/31/03       1,396
                        2,500  L-3 Communications Corp.                    Term B         NR++  NR++   3/31/05       2,538
                        1,650  L-3 Communications Corp.                    Term C         NR++  NR++   3/31/06       1,675
                        7,000  Telex Communications, Inc.                  Term B         NR++  NR++  11/30/04       7,017

                               Total Electronics/Electrical Components (Cost--$73,576)                              73,962

Financial              14,894  Outsourcing Solutions Inc.                  Term B         NR++  B1    10/15/03      14,941
Services--0.5%

                               Total Financial Services (Cost--$14,824)                                             14,941

Food & Kindred          7,369  American Italian Pasta Company              Term C         NR++  NR++   2/28/04       7,382
Products--4.8%          1,244  Del Monte Corp.                             Revolving
                                                                           Credit         NR++  NR++   3/31/03       1,244
                        3,273  Del Monte Corp.                             Term A         NR++  NR++   3/31/03       3,285
                        5,100  Del Monte Corp.                             Term B         NR++  NR++   3/31/05       5,145
                       25,543  Favorite Brands International               Term B         NR++  NR++   8/30/04      25,607
                        8,098  International Homefoods, Inc.               Term B         BB-   Ba3    9/30/04       8,149
                        6,882  International Homefoods, Inc.               Term C         BB-   Ba3    9/30/05       6,938
                        4,622  President Baking Co., Inc.                  Term B         NR++  NR++   9/30/00       4,629
                        3,358  Rykoff-Sexton, Inc.                         Term B         BB-   Ba3   10/31/02       3,366
                        1,611  Rykoff-Sexton, Inc.                         Term C         BB-   Ba3    4/30/03       1,616
                        6,492  SC International Corp., Inc.                Caterair 'B'   NR++  B2     9/15/01       6,520




SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                        Face                                                Loan         S&P   Moody's  Stated
Industries             Amount         Borrower                              Type        Rating Rating  Maturity    Value

                               Senior Secured Floating Rate Loan Interests*
                                                                                                   >
Food & Kindred        $ 2,260  SC International Corp., Inc.                SCI 'A'        NR++  B2     9/15/00  $    2,258
Products                7,951  SC International Corp., Inc.                SCI 'B'        NR++  B2     9/15/02       7,986
(concluded)             2,990  SC International Corp., Inc.                SCI 'C'        NR++  B2     9/15/03       3,005
                        1,960  Select Beverages Inc.                       Term B         NR++  NR++   6/30/01       1,963
                        2,940  Select Beverages Inc.                       Term C         NR++  NR++   6/30/02       2,947
                       23,057  Specialty Foods Inc.                        Term B         NR++  B2     4/30/01      23,013
                        7,062  Van De Kamps Inc.                           Term B         NR++  Ba3    4/30/03       7,097
                        4,431  Van De Kamps Inc.                           Term C         NR++  Ba3    9/30/03       4,453
                        6,631  Volume Services                             Term B         NR++  B2    12/31/02       6,631
                        3,315  Volume Services                             Term C         NR++  B2    12/31/03       3,315
                        4,875  Windsor Quality Food                        Term B         NR++  NR++  12/31/02       4,823

                               Total Food & Kindred Products (Cost--$140,438)                                      141,372

Funeral Homes &        23,617  Loewen Group Inc.                           Revolving
Parlors--1.6%                                                              Credit         NR++  Ba1    5/29/01      23,557
                       14,917  Prime Succession International Group        Axel A         BB-   NR++   8/01/03      15,103
                        6,953  Rose Hills Acquisition Corp.                Axel A         BB    NR++  12/01/03       7,058

                               Total Funeral Homes & Parlors (Cost--$45,419)                                        45,718

Furniture &            11,928  Lifestyle Furnishings International Ltd.    Term B         NR++  Ba2    8/31/04      11,973
Fixtures--0.4%

                               Total Furniture & Fixtures (Cost--$11,873)                               11,973

General                 8,500  CSK Auto Inc.                               Term           NR++  Ba3   10/31/03       8,553
Merchandise            28,270  Federated Department Stores Inc.            Term           NR++  Ba1    3/31/00      28,252
Stores--1.6%              480  Kmart Corp.                                 Revolving
                                                                           Credit         BB+   Ba1    1/06/00         480
                        1,938  Music Acquisition                           Term B         NR++  NR++   8/31/01         920
                        7,500  Music Acquisition                           Term C         NR++  NR++   8/31/02       3,562
                        5,000  Sneaker Stadium                             Term 2         NR++  NR++  12/31/02       5,000

                               Total General Merchandise Stores (Cost--$51,405)                                     46,767

Grocery--2.3%          10,400  Big V Supermarkets Inc.                     Term B         NR++  NR++   3/15/00      10,192
                        9,265  Bruno's, Inc.                               Term B         NR++  B1     2/18/02       9,274
                        4,521  Bruno's, Inc.                               Term C         NR++  B1     2/18/03       4,523
                        4,454  Pathmark Stores Inc.                        Term B         BB-   B1    10/31/99       4,466
                        1,783  Ralph's Grocery Company                     Revolving
                                                                           Credit         NR++  Ba3    2/15/03       1,781
                        4,952  Ralph's Grocery Company                     Term A         NR++  Ba3    2/15/03       4,969
                        7,000  Ralph's Grocery Company                     Term B         NR++  Ba3    2/15/04       7,066
                          436  Smith's Food & Drug Centers, Inc.           Revolving
                                                                           Credit         NR++  Ba3    3/31/05         436
                        8,727  Smith's Food & Drug Centers, Inc.           Term A         NR++  Ba3    3/31/05       8,738
                       10,000  Smith's Food & Drug Centers, Inc.           Term B         NR++  Ba3    3/31/05      10,019
                        4,184  Star Markets Co., Inc.                      Term B         B     Ba3   12/31/01       4,174
                        3,132  Star Markets Co., Inc.                      Term C         B     Ba3   12/31/02       3,120

                               Total Grocery (Cost--$68,732)                                                        68,758

Health                 16,212  Community Health Systems, Inc.              Term B         NR++  NR++  12/31/03      16,263
Services--5.6%         16,212  Community Health Systems, Inc.              Term C         NR++  NR++  12/31/04      16,263
                       12,205  Community Health Systems, Inc.              Term D         NR++  NR++  12/31/05      12,259
                        5,001  Corning/Quest                               Term A         NR++  NR++   4/03/03       4,988
                        3,263  Dade International, Inc.                    Term B         NR++  B1    12/31/02       3,271
                        3,263  Dade International, Inc.                    Term C         NR++  B1    12/31/03       3,271
                        3,444  Dade International, Inc.                    Term D         NR++  B1    12/31/04       3,454




SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                        Face                                                Loan         S&P   Moody's  Stated
Industries             Amount         Borrower                              Type        Rating Rating  Maturity    Value

                               Senior Secured Floating Rate Loan Interests*
                                                                                                   >
Health                $ 8,020  Horizons/CMS                                Revolving
Services                                                                   Credit         NR++  NR++   3/31/03  $    8,018
(concluded)             2,453  Imed Corp. (Alaris)                         Term B         BB-   B1    11/30/03       2,479
                        2,453  Imed Corp. (Alaris)                         Term C         BB-   B1    11/30/04       2,479
                        2,308  Imed Corp. (Alaris)                         Term D         BB-   B1     5/01/05       2,333
                        9,879  MEDIQ, Inc.                                 Term B         B+    NR++   9/30/04       9,873
                       13,091  Medical Specialties                         Axel           NR++  NR++   6/30/04      13,058
                        4,909  Medical Specialties                         Term           NR++  NR++   6/30/01       4,897
                        6,491  Merit Behavioral Care Corp.                 Term A         NR++  B2     6/01/03       6,485
                       15,849  Merit Behavioral Care Corp.                 Term B         NR++  B2     4/06/02      15,893
                       35,000  National Medical Care Inc.                  Term           BB    Ba1    9/30/03      35,000
                        5,000  Prime Medical Services, Inc.                Term B         NR++  NR++   4/30/03       5,004

                               Total Health Services (Cost--$164,358)                                              165,288

Hotels &                5,510  Doubletree Corporation                      Term B         NR++  NR++   6/30/04       5,544
Motels--0.8%            2,424  Westin Hotels Ltd.                          Revolving
                                                                           Credit         NR++  NR++   2/08/02       2,418
                       13,576  Westin Hotels Ltd.                          Term           NR++  NR++   2/08/02      13,576

                               Total Hotels & Motels (Cost--$21,457)                                                21,538

Industrial              9,000  Elis/Omni                                   Axel           NR++  NR++  10/30/05       9,214
Services--0.3%

                               Total Industrial Services (Cost--$8,989)                                              9,214

Leasing & Rental        2,985  Brand Scaffold                              Term B         NR++  NR++   9/30/03       2,993
Services--1.3%          1,990  Brand Scaffold                              Term C         NR++  NR++   9/30/04       1,996
                        9,000  Coinmachine Corp.                           Term B         NR++  NR++   6/30/04       9,062
                       24,899  PrimeCo                                     Term           BB    B1    12/31/00      24,948

                               Total Leasing & Rental Services (Cost--$38,707)                                      38,999

Manufacturing--        10,466  Calmar Inc.                                 Axel A         NR++  B1     9/15/03      10,453
1.9%                    7,849  Calmar Inc.                                 Axel B         NR++  B1     3/15/04       7,869
                       10,000  Polyfibron Technologies                     Term B         NR++  NR++  12/28/03      10,000
                        2,778  Rayovac Corp.                               Term B         NR++  Ba3    9/30/03       2,797
                        2,778  Rayovac Corp.                               Term C         NR++  Ba3    9/30/04       2,800
                        3,704  Trans Technology Corp.                      Revolving
                                                                           Credit         NR++  NR++  12/31/00       3,690
                          776  Trans Technology Corp.                      Term A         NR++  NR++  12/31/00         776
                       14,700  Trans Technology Corp.                      Term B         NR++  NR++   6/30/02      14,718
                        1,277  Walls Industries                            Term B         NR++  NR++   2/28/05       1,277
                        1,723  Walls Industries                            Term C         NR++  NR++   2/28/06       1,723

                               Total Manufacturing (Cost--$55,834)                                                  56,103

Measuring,              9,331  CHF/Ebel USA Inc.                           Term B         NR++  NR++   9/30/01       9,331
Analyzing &            10,867  Graphic Controls Corp.                      Term B         NR++  B1     9/28/03      10,894
Controlling             5,000  Packard Bioscience Co.                      Term           NR++  Ba3    3/31/03       5,000
Instruments--0.9%

                               Total Measuring, Analyzing & Controlling Instruments (Cost--$25,132)                 25,225

Metals &                4,797  Alliance Coal                               Term B         NR++  B1    12/31/02       4,800
Mining--1.2%            4,963  Anker Coal                                  Term B         NR++  NR++   6/30/04       4,950
                        2,308  Centennial Resources                        Term A         NR++  NR++   3/31/02       2,285
                        5,192  Centennial Resources                        Term B         NR++  NR++  12/31/03       5,140
                        7,200  Northwestern Steel & Mining                 Revolving
                                                                           Credit         B     NR++  12/31/00       7,200
                       10,171  UCAR International Inc.                     Term B         NR++  Ba2   12/31/02      10,179

                               Total Metals & Mining (Cost--$34,523)                                                34,554




SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                        Face                                                Loan         S&P   Moody's  Stated
Industries             Amount         Borrower                              Type        Rating Rating  Maturity    Value

                               Senior Secured Floating Rate Loan Interests*
                                                                                                   >
Packaging--           $ 8,063  IPC, Inc.                                   Term           NR++  B1     9/30/01  $    8,078
1.3%                    6,958  Mail-Well, Inc./Supremex                    Term A         NR++  Ba3    3/31/03       6,948
                        1,223  Mail-Well, Inc./Supremex                    Term B         NR++  Ba3    7/31/03       1,219
                        4,753  Silgan Corp.                                Revolving
                                                                           Credit         B     Ba3   12/31/00       4,759
                       16,452  Silgan Corp.                                Term B         B     Ba3    3/15/02      16,571

                               Total Packaging (Cost--$37,368)                                                      37,575

Paper--10.9%            4,776  Crown Paper Co.                             Term B         BB    Ba3    8/22/03       4,792
                        1,711  Fort Howard Corp.                           Revolving
                                                                           Credit         BB+   Ba3    3/16/02       1,710
                       25,937  Fort Howard Corp.                           Term A         BB+   Ba3    3/08/02      26,018
                        9,283  Fort Howard Corp.                           Term B         BB+   Ba3   12/31/02       9,355
                          560  Jefferson Smurfit Company/Container Corp.
                               of America                                  Revolving
                                                                           Credit         BB    Ba3    4/30/01         559
                       24,191  Jefferson Smurfit Company/Container Corp.
                               of America                                  Term A         BB    Ba3    4/30/01      24,214
                        6,564  Jefferson Smurfit Company/Container Corp.
                               of America                                  Term B         BB    Ba3    4/30/01       6,613
                       47,905  Jefferson Smurfit Company/Container Corp.
                               of America                                  Term B         BB    Ba3    4/30/02      48,264
                       12,776  Jefferson Smurfit Company/Container Corp.
                               of America                                  Term C         BB    Ba3   10/31/02      12,916
                        2,613  Riverwood International Corp.               Revolving
                                                                           Credit         B+    B1     2/28/03       2,542
                        8,028  Riverwood International Corp.               Term A         B+    B1     2/28/03       8,001
                       63,571  Riverwood International Corp.               Term B         B+    B1     2/28/04      63,810
                       24,429  Riverwood International Corp.               Term C         B+    B1     8/28/04      24,520
                        1,810  S.D. Warren Co.                             Term A         NR++  Ba2    6/30/02       1,813
                       27,907  S.D. Warren Co.                             Term B         NR++  Ba2    6/30/02      28,011
                        2,423  St. Laurent Paperboard, Inc.                Term B         NR++  NR++   5/31/03       2,453
                        2,577  St. Laurent Paperboard, Inc.                Term C         NR++  NR++   5/31/04       2,610
                        8,409  Stone Container Corp.                       Revolving
                                                                           Credit         NR++  Ba3    4/01/00       8,220
                       14,125  Stone Container Corp.                       Term B         NR++  Ba3    4/01/00      14,187
                       20,118  Stone Container Corp.                       Term C         NR++  Ba3    4/01/03      20,136
                        9,451  Stronghaven                                 Term B         NR++  NR++   5/15/04       9,463

                               Total Paper (Cost--$317,130)                                                        320,207

Printing &              7,187  Advanstar Communications                    Term B         NR++  NR++  12/21/03       7,178
Publishing--5.9%       21,097  American Media                              Term B         BB-   Ba2    9/30/02      21,071
                        6,421  Garden State Newspapers, Inc.               Revolving
                                                                           Credit 'A'     NR++  NR++   6/30/03       6,409
                           29  Garden State Newspapers, Inc.               Revolving
                                                                           Credit 'B'     NR++  NR++   3/31/04          29
                          789  Garden State Newspapers, Inc.               Term A         NR++  NR++   3/31/04         788
                        4,000  Garden State Newspapers, Inc.               Term B         NR++  NR++   3/31/04       3,992
                        8,654  Journal News Co.                            Term           NR++  NR++  12/31/01       8,643
                       13,240  K-III Communications Corp.                  Revolving
                                                                           Credit 'A'     NR++  Ba3   12/31/00      13,174
                        5,000  K-III Communications Corp.                  Revolving
                                                                           Credit 'C'     NR++  Ba3   12/31/00       4,975
                        5,000  K-III Communications Corp.                  Term           NR++  Ba3    6/30/04       4,981
                       10,000  Morris Communications                       Term B         NR++  NR++   6/30/05      10,000
                       14,000  Newsquest Capital PLC                       Term 2         NR++  NR++  12/31/04      13,982
                        6,230  Petersen Publishing Co.                     Term B         B+    B1     9/30/04       6,253
                        9,900  Treasure Chest Advertising Co.              Term           NR++  Ba3   12/31/02       9,908




SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                        Face                                                Loan         S&P   Moody's  Stated
Industries             Amount         Borrower                              Type        Rating Rating  Maturity    Value

                               Senior Secured Floating Rate Loan Interests*
                                                                                                   >
Printing &            $ 3,571  Von Hoffmann Press Inc.                     Term B         NR++  NR++   5/22/05  $    3,563
Publishing              3,571  Von Hoffmann Press Inc.                     Term C         NR++  NR++   5/22/06       3,563
(concluded)            55,000  World Color Press, Inc.                     Term C         NR++  B1    12/29/02      54,966

                               Total Printing & Publishing (Cost--$173,391)                                        173,475

Rendering--0.2%         4,967  CBP Resources Inc.                          Term B         NR++  NR++   9/30/03       4,955

                               Total Rendering (Cost--$4,935)                                                        4,955

Restaurants--0.5%      14,000  AFC Enterprises                             Revolving
                                                                           Credit         NR++  NR++   6/30/02      13,980

                               Total Restaurants (Cost--$13,980)                                                    13,980

Retail--0.1%            2,500  Murray's Autos                              Term           NR++  NR++   6/30/03       2,500

                               Total Retail (Cost--$2,500)                                                           2,500

Telephone               1,169  Arch Communications Group, Inc.             Revolving
Communications--                                                           Credit         NR++  B1    12/31/02       1,153
6.2%                    1,875  Arch Communications Group, Inc.             Term A         NR++  B1    12/31/02       1,854
                        8,000  Arch Communications Group, Inc.             Term B         NR++  B1    12/31/03       7,975
                        8,367  MobileMedia Corp.                           Term A         NR++  Caa    6/30/02       6,485
                        1,667  MobileMedia Corp.                           Term B         NR++  Caa    6/30/02       1,298
                        8,000  MobileMedia Corp.                           Term B2        NR++  Caa    6/30/03       6,230
                        3,536  Nextel Communications, Inc.                 Revolving
                                                                           Credit         NR++  NR++   3/31/03       3,457
                        4,813  Nextel Communications, Inc.                 Revolving
                                                                           Credit 'A'     NR++  NR++   3/31/03       4,706
                        8,876  Nextel Communications, Inc.                 Revolving
                                                                           Credit 'B'     NR++  NR++   3/31/03       8,679
                        1,873  Nextel Communications, Inc.                 Term           NR++  NR++   3/31/03       1,855
                        4,682  Nextel Communications, Inc.                 Term C         NR++  NR++   3/31/03       4,578
                       35,000  Nextel Communications, Inc.                 Term D         NR++  NR++   6/30/03      35,087
                       15,827  Paging Network Inc.                         Revolving
                                                                           Credit         NR++  Ba3   12/31/04      15,570
                        4,857  Shared Technologies Cellular, Inc.          Term B         NR++  B1     3/31/03       4,851
                       15,000  Sprint Spectrum L.P./Nortel                 Term           NR++  B1     5/29/04      14,925
                       17,775  Sprint Spectrum L.P.                        Term 1         NR++  B1    12/31/00      17,864
                       17,775  Sprint Spectrum L.P.                        Term 2         NR++  B1    12/31/01      17,864
                        2,470  Sprint Spectrum L.P.                        Term A         NR++  B1     3/31/06       2,478
                       20,000  Western Wireless Corp.                      Term B         B+    B1     3/31/05      20,144
                        4,095  World Communications                        Revolving
                                                                           Credit         NR++  Ba1    6/30/01       4,089

                               Total Telephone Communications (Cost--$184,425)                                     181,142

Textiles/Mill             710  Ithaca Industries, Inc.                     Revolving
Products--0.4%                                                             Credit         NR++  NR++   8/31/99         710
                        1,678  Ithaca Industries, Inc.                     Term           NR++  NR++   8/31/99       1,680
                        9,750  Polymer Group, Inc.                         Term A         BB-   Ba3    3/31/02       9,725

                               Total Textiles/Mill Products (Cost--$12,109)                                         12,115

Transportation         25,814  Atlas Air, Inc.                             Revolving
Services--3.1%                                                             Credit         NR++  NR++   6/30/98      25,863
                       10,000  Atlas Freight                               Term           NR++  NR++   5/29/04      10,050
                       22,864  Continental Micronesia                      Axel           NR++  NR++   7/31/03      22,914
                        7,475  International Logistics                     Term B         NR++  NR++  12/31/03       7,461
                        3,333  Petro Stopping Centers                      Term B         BB-   Ba3   12/31/03       3,327
                       16,057  Ryder TRS, Inc.                             Term           NR++  Ba3   12/31/01      16,082
                        4,000  Travel Centers                              Term B         NR++  B2     3/27/05       4,023

                               Total Transportation Services (Cost--$89,340)                                        89,720




SCHEDULE OF INVESTMENTS (concluded)                                                                         (in Thousands)
                        Face                                                Loan         S&P   Moody's  Stated
Industries             Amount         Borrower                              Type        Rating Rating  Maturity    Value

                               Senior Secured Floating Rate Loan Interests*
                                                                                                   >
Waste                 $ 2,538  Allied Waste Industries, Inc.               Axel A         BB+   Ba3    3/31/03  $    2,591
Management--            5,076  Allied Waste Industries, Inc.               Axel B         BB+   Ba3    3/31/04       5,184
1.0%                    5,076  Allied Waste Industries, Inc.               Axel C         BB+   Ba3    3/31/05       5,184
                       11,000  American Disposal Services, Inc.            Term B         NR++  NR++   5/31/04      11,007
                        2,500  Laidlaw Environmental                       Term B         NR++  NR++   5/15/04       2,547
                        2,500  Laidlaw Environmental                       Term C         NR++  NR++   5/15/05       2,547

                               Total Waste Management (Cost--$28,600)                                               29,060

                               Total Senior Secured Floating Rate Loan Interests
                               (Cost--$2,607,819)--89.2%                                                         2,610,974

                       Shares
                        Held          Equity Investments

Cable TV                    1  Classic Cable, Inc. (Warrants) (a)                                                        0
Services--0.0%

Drilling--0.0%             12  Rigco North America (Warrants) (a)                                                        0

General                18,408  Sneaker Stadium (Warrants) (a)                                                            0
Merchandise
Stores--0.0%

Restaurants--0.0%          44  Flagstar Companies, Inc.                                                                 14

                               Total Equity Investments (Cost--$0)--0.0%                                                14

                               Total Long-Term Investments (Cost--$2,607,819)--89.2%                             2,610,988

                                                 Short-Term Investments

Commercial                     Ciesco L.P. ($25,000 par, maturing 6/10/1997, yielding 5.54%)                        24,969
Paper**--8.5%                  Countrywide Home Loans ($49,000 par, maturing 6/09/1997, yielding 5.58%)             48,947
                               Finova Capital Corp. ($30,000 par, maturing 6/05/1997, yielding 5.59%)               29,986
                               General Motors Acceptance Corp. ($72,332 par, maturing 6/02/1997,
                               yielding 5.62%)                                                                      72,332
                               NYNEX Corporation ($30,400 par, maturing 6/10/1997, yielding 5.60%)                  30,362
                               NYNEX Corporation ($42,000 par, maturing 6/11/1997, yielding 5.54%)                  41,942

                               Total Commercial Paper (Cost--$248,538)                                             248,538

US Government & Agency         Federal National Mortgage Association ($50,000 par, maturing 6/12/1997,
Obligations**--1.7%            yielding 5.44%)                                                                      49,924

                               Total US Government & Agency Obligations (Cost--$49,924)                             49,924

                               Total Short-Term Investments (Cost--$298,462)--10.2%                                298,462

                               Total Investments (Cost--$2,906,281)--99.4%                                       2,909,450

                               Other Assets Less Liabilities--0.6%                                                  16,637
                                                                                                                ----------
                               Net Assets (Equivalent to $10.00 Per Share Based on 292,708 Shares
                               Outstanding)--100.0%                                                             $2,926,087
                                                                                                                ==========


(a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and numbers of shares are subject to adjustment under certain conditions until expiration date.
 ++Not Rated.
  *The interest rates on senior secured floating rate loan interests are subject to change periodically based on the change in the prime rate of a US Bank, LIBOR (London Interbank Offered Rate), or, in some cases, another base lending rate. The interest rates shown are those in effect at May 31, 1997.
 **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.